Business Combinations and Divestments (Tables)	12 Months Ended
Dec. 31, 2022
Prometic Plasma Resources, Inc.
Business Combinations and Divestments
Disclosure of detailed information about business combination

	Reference	Thousands of Euros	Canadian Dollars
Cost of the business combination
Consideration paid		7,757	11,127
Total consideration paid		7,757	11,127

Fair value of net assets acquired		4,933	7,075

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	2,824	4,052

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of Canadian
	Thousands of Euros	Dollars
Other Intangible Assets	551	791
Rights of Use	238	341
Property, plant and equipment	36	51
Inventories	71	102
Trade and other reeceivables	4,603	6,602

Other current assets	9	13

Cash and cash equivalents	32	46

Total Assets	5,540	7,946

Non-current financial liabilities	(32)	(46)
Current financial liabilities	(264)	(379)
Trade and other payables	(311)	(446)
Total Liabilities	(607)	(871)
Total net assets acquired	4,933	7,075

Haema Plasma Kft.
Business Combinations and Divestments
Disclosure of detailed information about business combination

		Thousands of	Thousands of
	Reference	Euros	Hungarian Forint
Call option price		16,948	6,228,796
Total consideration		16,948	6,228,796

Fair value of net assets acquired		2,209	812,371

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	14,739	5,416,425

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of Hungarian
	Thousands of Euros	Forint
Other Intangible assets	37	13,620
Rights of Use	3,421	1,257,286
Property, plant and equipment	1,301	478,222
Other non-current assets	302	110,810
Deferred tax assets	13	4,742

Inventories	2,784	1,022,926

Trade and other receivables	357	131,821
Other current assets	252	92,769
Cash and cash equivalents	3,343	1,228,356

Total Assets	11,810	4,340,552

Provisions	(169)	(61,946)
Non-current financial liabilities	(2,517)	(925,074)
Current financial liabilities	(4,281)	(1,573,216)
Trade and other payables	(2,100)	(771,861)
Other current liabilities	(534)	(196,084)
Total Liabilities and contingent liabilities	(9,601)	(3,528,181)
Total net assets acquired	2,209	812,371

Biotest AG
Business Combinations and Divestments
Disclosure of detailed information about business combination

	Reference	Thousands of Euros
Cost of the business combination
Consideration paid		1,460,853
Total consideration paid		1,460,853

Fair value of net assets acquired		1,157,229

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	303,624

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

Fair Value
Thousands of Euros
Other Intangible Assets	1,172,582
Rights of Use	25,256
Property, plant and equipment	545,667
Other non-current assets	13,969
Deferred Tax Assets	9,109
Inventories	259,316

Contract Assets	35,319

Trade and other receivables	88,249
Other current assets	25,644
Cash and cash equivalents	94,662

Total assets	2,269,773

Non-controlling interests	(356,386)
Non-current provisions	(120,298)
Non-current financial liabilities	(182,761)
Other non-current liabilities	(9)
Deferred tax liabilities	(347,192)
Current Provisions	(18,239)
Current financial liabilities	(35,052)
Trade and other payables	(40,489)
Other current liabilities	(12,118)
Total Liabilities and contingent liabilities	(1,112,544)
Total net assets acquired	1,157,229

Access Biologicals Inc.
Business Combinations and Divestments
Disclosure of detailed information about business combination

			Thousands of US
	Reference	Thousands of Euros	Dollars
Cost of the business combination
First share purchase		48,218	51,010
Second share purchase (present value)		134,742	142,544
Total consideration paid		182,960	193,554

Gain on the previously held investment		72,984	77,209
Accumulated gain for equity method before acquisition date		8,256	8,735
Step-up of the previously held investment		81,240	85,944

Fair value of net assets acquired		(83,366)	(88,193)

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	180,834	191,305

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousands of	Thousands of US
	Euros	Dollars
Other Intangible Assets	82,080	86,832
Property, plant and equipment	2,589	2,739
Other non-current assets	75	79
Inventories	16,836	17,811
Trade and other receivables	7,522	7,958
Other current assets	1,529	1,618
Cash and cash equivalents	2,987	3,160

Total Assets	113,618	120,197

Trade and other payables	(7,249)	(7,669)
Deferred tax liabilities	(22,981)	(24,312)
Other non-current liabilities	(22)	(23)

Total Liabilities and contingent liabilities	(30,252)	(32,004)
Total net assets acquired	83,366	88,193

Gigagen, Inc.
Business Combinations and Divestments
Disclosure of detailed information about business combination

		Thousands of	Thousands of
	Reference	Euros	US Dollars
Consideration paid
First share purchase		38,201	46,203
Second share purchase (present value)		35,227	42,608
Total consideration paid		73,428	88,811

Fair value of the previous investment in the company		50,792	61,434

Fair value of net assets acquired		18,760	22,691
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	105,460	127,554

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

		Fair value
		Thousands of	Thousands of
	Reference	Euros	US Dollars
Development costs in progress	Note 7	24,027	29,061
Property, plant and equipment	Note 7	1,168	1,413
Non-current financial assets		151	183
Trade and other receivables		56	68
Other current assets		2,368	2,864
Cash and cash equivalents		12,389	14,985

Total assets		40,159	48,574
Non-current liabilities		(17,792)	(21,520)
Current liabilities		(3,607)	(4,363)
Total liabilities and contingent liabilities		(21,399)	(25,883)
Total net assets identified		18,760	22,691

BPL Plasma, Inc.
Business Combinations and Divestments
Disclosure of detailed information about business combination

	Reference	Thousands of Euros	Thousands of US Dollars
Consideration paid
First payment made		9,921	12,000
Cash paid at the transaction closing date		308,016	372,548
Total consideration paid		317,937	384,548
Fair value of net assets acquired		15,039	18,190
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	302,898	366,358

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

		Fair value
	Reference	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment	Note 9	14,406	17,424
Non-current financial assets		85	103
Inventories		557	674
Total assets		15,048	18,201
Current liabilities		(9)	(11)
Total liabilities and contingent liabilities		(9)	(11)
Total net assets identified		15,039	18,190

Acquisition of plasma centers from Kedplasma, LLC.
Business Combinations and Divestments
Disclosure of detailed information about business combination

	Reference	Thousands of Euros	Thousands of US Dollars
Consideration paid		45,638	55,200
Total consideration paid		45,638	55,200
Fair value of net assets acquired		2,692	3,256
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	42,946	51,944

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

		Fair value
	Reference	Thousands of Euros	Thousands of US Dollars
Property, plant and equipment	Note 9	2,448	2,961
Inventories		244	295
Total assets		2,692	3,256
Total net assets identified		2,692	3,256

Plasmavita
Business Combinations and Divestments
Disclosure of detailed information about business combination

	Reference	Thousands of Euros
Consideration paid
Cash paid		10,000
Total consideration paid		10,000
Fair value of the previous investment in the business		10,674
Fair value of net assets acquired		21,374
Non-controlling interests		(10,687)
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	Note 6	9,987

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

		Fair Value
	Reference	Thousands of Euros
Intangible assets	Note 7	177
Rights of use	Note 8	7,856
Property, plant and equipment	Note 9	6,506
Investment in group companies		9,548
Non-current financial assets		5,017
Inventories		1,114
Trade and other receivables		811
Other current assets		333
Cash and cash equivalents		359
Total assets		31,721
Deferred tax liabilities		(1,364)
Other non-current liabilites		(7,575)
Current liabilities		(1,408)
Total liabilities and contingent liabilities		(10,347)
Total net assets acquired		21,374

Alkahest, Inc.
Business Combinations and Divestments
Disclosure of detailed information about business combination

		Thousands of US
	Thousands of Euros	Dollars
Cost of the business combination
First repurchase of non-controlling interests	18,797	22,235
Second repurchase of non-controlling interests (present value)	104,628	123,765
Total business combination cost	123,425	146,000

Fair value of the previous investment in the business	91,023	107,671
Fair value of net assets acquired	140,076	165,696
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	74,372	87,975

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
		Thousands of
	Thousands of Euros	US Dollars
Other Intangible Assets	265,617	314,198
Property, plant and equipement	4,970	5,879
Other non-current assets	178	210
Trade and other receivables	2,552	3,019
Other current assets	1,609	1,904
Cash and cash equivalents	7,563	8,946
Total assets	282,489	334,156
Non-current financial liabilities	(42,269)	(50,000)
Deferred tax liabilities	(74,372)	(87,975)
Other non-current liabilities	(19,644)	(23,237)
Trade and other payables	(1,863)	(2,204)
Other current liabilities	(4,265)	(5,044)
Total Liabilities	(142,413)	(168,460)
Fair value of net assets acquired	140,076	165,696

Green Cross
Business Combinations and Divestments
Disclosure of detailed information about business combination

		Thousands of US
	Thousands of Euros	Dollars
Consideration paid
Cash paid	387,917	457,160
Total consideration paid	387,917	457,160
Fair value of net assets acquired	194,227	228,897
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	193,690	228,263

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousands of Euros	Thousands of US Dollars
Other Intangible Assets	2,877	3,390
Rights of Use	11,642	13,720
Property, plant and equipement	158,148	186,377
Deferred tax assets	33,081	38,986
Other non current assets	122	144
Inventories	2,999	3,534
Trade and other receivables	3,484	4,106
Other current assets	943	1,111
Cash and cash equivalents	6,053	7,133
Total assets	219,349	258,501
Non-current financial liabilities	(13,150)	(15,497)
Current financial liabilities	(797)	(939)
Trade and other payables	(11,175)	(13,168)
Total Liabilities	(25,122)	(29,604)
Fair value of net assets acquired	194,227	228,897